DUE TO AND FROM PARENT	12 Months Ended
Dec. 31, 2021
Due To And From Parent
DUE TO AND FROM PARENT

6. DUE TO PARENT

As of December 31, 2021, due to parent consists of net amounts due to Vinco related to borrowings for financing needs of Cryptyde, Inc. as well as other operating expenses that were paid for on behalf of one to the other. As of December 31, 2021, the net amount due to parent was $4,616,551. Such amounts are not due currently. The due to Parent will be settled at the time the anticipated Spin-Off of Cryptyde, Inc. from Vinco Ventures, Inc. becomes effective.